Other (Income) Expense, Net (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other (Income) Expene - Net [Abstract]
Net provision for bad debts	$ (1)	$ 14	$ 2
Net (gain) loss on sales of assets and divestitures	(6)	(15)	(3)
Foreign currency exchange (gains) losses	2	0	(10)
Royalty and grant income	(18)	(26)	(16)
Legacy pension litigation	0	(6)	8
Miscellaneous other income	(14)	(22)	(19)
Other (income) expense - net	$ (37)	$ (55)	$ (38)